Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSDWS Global Macro FundThe following information replaces the existing similar disclosure in the “FEES AND EXPENSES OF THE FUND” section of the summary section of the fund’s prospectus:SHAREHOLDER FEES (paid directly from your investment)ATCRR6INSTSMaximum sales charge (load) imposed on purchases, as % of offering price5.752.50NoneNoneNoneNoneNoneMaximum deferred sales charge (load), as % of redemption proceedsNoneNone1.00NoneNoneNoneNoneAccount Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)$20None$20NoneNoneNone$20ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a % of the value of your investment)ATCRR6INSTSManagement fee0.600.600.600.600.600.600.60Distribution/service (12b-1) fees0.240.251.000.50NoneNoneNoneOther expenses0.440.390.420.600.340.320.44Acquired funds fees and expenses0.020.020.020.020.020.020.02Total annual fund operating expenses1.301.262.041.720.960.941.06Fee waiver/expense reimbursement0.220.180.210.390.130.110.23Total annual fund operating expenses after fee waiver/expense reimbursement1.081.081.831.330.830.830.83[1]Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.The Advisor has contractually agreed through February 28, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.06%, 1.06%, 1.81%, 1.31%, 0.81%, 0.81% and 0.81% for Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.EXAMPLEThis Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:YearsATCRR6INSTS1$679$357$286$135$85$85$85394362261950429328931451,2279071,079897518509562102,0341,7192,1621,9981,1661,1451,273You would pay the following expenses if you did not redeem your shares:YearsATCRR6INSTS1$679$357$186$135$85$85$85394362261950429328931451,2279071,079897518509562102,0341,7192,1621,9981,1661,1451,273The following information replaces the existing similar disclosure relating to the fund under the “Management Fee”sub-heading of the “WHO MANAGES AND OVERSEES THE FUNDS” section of the fund’s prospectus:For DWS Global Macro Fund, the Advisor has contractually agreed through February 28, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.06%, 1.06%, 1.81%, 1.31%, 0.81%, 0.81% and 0.81% for Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.The following disclosure replaces the existing similar disclosure relating to the fund under the “HYPOTHETICAL EXPENSE SUMMARY” heading in the “APPENDIX A” section of the fund’s prospectus:DWS Global Macro Fund — Class AMaximumSales Charge:5.75%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%1.08%-2.06%$9,794.46$678.79210.25%1.30%1.57%$10,156.86$129.68315.76%1.30%5.33%$10,532.66$134.48421.55%1.30%9.22%$10,922.37$139.46527.63%1.30%13.26%$11,326.49$144.62634.01%1.30%17.46%$11,745.57$149.97740.71%1.30%21.80%$12,180.16$155.52847.75%1.30%26.31%$12,630.83$161.27955.13%1.30%30.98%$13,098.17$167.241062.89%1.30%35.83%$13,582.80$173.43Total$2,034.46DWS Global Macro Fund — Class TMaximumSales Charge:2.50%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%1.08%1.32%$10,132.20$357.36210.25%1.26%5.11%$10,511.14$130.05315.76%1.26%9.04%$10,904.26$134.92421.55%1.26%13.12%$11,312.08$139.96527.63%1.26%17.35%$11,735.15$145.20634.01%1.26%21.74%$12,174.05$150.63740.71%1.26%26.29%$12,629.36$156.26847.75%1.26%31.02%$13,101.69$162.11955.13%1.26%35.92%$13,591.70$168.171062.89%1.26%41.00%$14,100.03$174.46Total$1,719.12DWS Global Macro Fund — Class CMaximumSales Charge:0.00%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%1.83%3.17%$10,317.00$185.90210.25%2.04%6.22%$10,622.38$213.58315.76%2.04%9.37%$10,936.81$219.90421.55%2.04%12.61%$11,260.54$226.41527.63%2.04%15.94%$11,593.85$233.11634.01%2.04%19.37%$11,937.02$240.01740.71%2.04%22.90%$12,290.36$247.12847.75%2.04%26.54%$12,654.16$254.43955.13%1.30%31.22%$13,122.36$167.551062.89%1.30%36.08%$13,607.89$173.75Total$2,161.76DWS Global Macro Fund — Class RMaximumSales Charge:0.00%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%1.33%3.67%$10,367.00$135.44210.25%1.72%7.07%$10,707.04$181.24315.76%1.72%10.58%$11,058.23$187.18421.55%1.72%14.21%$11,420.94$193.32527.63%1.72%17.96%$11,795.55$199.66634.01%1.72%21.82%$12,182.44$206.21740.71%1.72%25.82%$12,582.02$212.97847.75%1.72%29.95%$12,994.71$219.96955.13%1.72%34.21%$13,420.94$227.171062.89%1.72%38.61%$13,861.15$234.63Total$1,997.78DWS Global Macro Fund — Class R6MaximumSales Charge:0.00%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%0.83%4.17%$10,417.00$84.73210.25%0.96%8.38%$10,837.85$102.02315.76%0.96%12.76%$11,275.70$106.15421.55%0.96%17.31%$11,731.23$110.43527.63%0.96%22.05%$12,205.18$114.89634.01%0.96%26.98%$12,698.26$119.54740.71%0.96%32.11%$13,211.27$124.37847.75%0.96%37.45%$13,745.01$129.39955.13%0.96%43.00%$14,300.31$134.621062.89%0.96%48.78%$14,878.04$140.06Total$1,166.20DWS Global Macro Fund — Institutional ClassMaximumSales Charge:0.00%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%0.83%4.17%$10,417.00$84.73210.25%0.94%8.40%$10,839.93$99.91315.76%0.94%12.80%$11,280.03$103.96421.55%0.94%17.38%$11,738.00$108.18527.63%0.94%22.15%$12,214.56$112.58634.01%0.94%27.10%$12,710.47$117.15740.71%0.94%32.27%$13,226.52$121.90847.75%0.94%37.64%$13,763.52$126.85955.13%0.94%43.22%$14,322.32$132.001062.89%0.94%49.04%$14,903.80$137.36Total$1,144.62DWS Global Macro Fund — Class SMaximumSales Charge:0.00%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%0.83%4.17%$10,417.00$84.73210.25%1.06%8.27%$10,827.43$112.60315.76%1.06%12.54%$11,254.03$117.03421.55%1.06%16.97%$11,697.44$121.64527.63%1.06%21.58%$12,158.32$126.44634.01%1.06%26.37%$12,637.36$131.42740.71%1.06%31.35%$13,135.27$136.59847.75%1.06%36.53%$13,652.80$141.98955.13%1.06%41.91%$14,190.72$147.571062.89%1.06%47.50%$14,749.83$153.38Total$1,273.38Please Retain This Supplement for Future Reference
DWS Global Macro Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSDWS Global Macro FundThe following information replaces the existing similar disclosure in the “FEES AND EXPENSES OF THE FUND” section of the summary section of the fund’s prospectus:SHAREHOLDER FEES (paid directly from your investment)ATCRR6INSTSMaximum sales charge (load) imposed on purchases, as % of offering price5.752.50NoneNoneNoneNoneNoneMaximum deferred sales charge (load), as % of redemption proceedsNoneNone1.00NoneNoneNoneNoneAccount Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)$20None$20NoneNoneNone$20ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a % of the value of your investment)ATCRR6INSTSManagement fee0.600.600.600.600.600.600.60Distribution/service (12b-1) fees0.240.251.000.50NoneNoneNoneOther expenses0.440.390.420.600.340.320.44Acquired funds fees and expenses0.020.020.020.020.020.020.02Total annual fund operating expenses1.301.262.041.720.960.941.06Fee waiver/expense reimbursement0.220.180.210.390.130.110.23Total annual fund operating expenses after fee waiver/expense reimbursement1.081.081.831.330.830.830.83[1]Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.The Advisor has contractually agreed through February 28, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.06%, 1.06%, 1.81%, 1.31%, 0.81%, 0.81% and 0.81% for Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.EXAMPLEThis Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:YearsATCRR6INSTS1$679$357$286$135$85$85$85394362261950429328931451,2279071,079897518509562102,0341,7192,1621,9981,1661,1451,273You would pay the following expenses if you did not redeem your shares:YearsATCRR6INSTS1$679$357$186$135$85$85$85394362261950429328931451,2279071,079897518509562102,0341,7192,1621,9981,1661,1451,273The following information replaces the existing similar disclosure relating to the fund under the “Management Fee”sub-heading of the “WHO MANAGES AND OVERSEES THE FUNDS” section of the fund’s prospectus:For DWS Global Macro Fund, the Advisor has contractually agreed through February 28, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.06%, 1.06%, 1.81%, 1.31%, 0.81%, 0.81% and 0.81% for Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.The following disclosure replaces the existing similar disclosure relating to the fund under the “HYPOTHETICAL EXPENSE SUMMARY” heading in the “APPENDIX A” section of the fund’s prospectus:DWS Global Macro Fund — Class AMaximumSales Charge:5.75%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%1.08%-2.06%$9,794.46$678.79210.25%1.30%1.57%$10,156.86$129.68315.76%1.30%5.33%$10,532.66$134.48421.55%1.30%9.22%$10,922.37$139.46527.63%1.30%13.26%$11,326.49$144.62634.01%1.30%17.46%$11,745.57$149.97740.71%1.30%21.80%$12,180.16$155.52847.75%1.30%26.31%$12,630.83$161.27955.13%1.30%30.98%$13,098.17$167.241062.89%1.30%35.83%$13,582.80$173.43Total$2,034.46DWS Global Macro Fund — Class TMaximumSales Charge:2.50%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%1.08%1.32%$10,132.20$357.36210.25%1.26%5.11%$10,511.14$130.05315.76%1.26%9.04%$10,904.26$134.92421.55%1.26%13.12%$11,312.08$139.96527.63%1.26%17.35%$11,735.15$145.20634.01%1.26%21.74%$12,174.05$150.63740.71%1.26%26.29%$12,629.36$156.26847.75%1.26%31.02%$13,101.69$162.11955.13%1.26%35.92%$13,591.70$168.171062.89%1.26%41.00%$14,100.03$174.46Total$1,719.12DWS Global Macro Fund — Class CMaximumSales Charge:0.00%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%1.83%3.17%$10,317.00$185.90210.25%2.04%6.22%$10,622.38$213.58315.76%2.04%9.37%$10,936.81$219.90421.55%2.04%12.61%$11,260.54$226.41527.63%2.04%15.94%$11,593.85$233.11634.01%2.04%19.37%$11,937.02$240.01740.71%2.04%22.90%$12,290.36$247.12847.75%2.04%26.54%$12,654.16$254.43955.13%1.30%31.22%$13,122.36$167.551062.89%1.30%36.08%$13,607.89$173.75Total$2,161.76DWS Global Macro Fund — Class RMaximumSales Charge:0.00%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%1.33%3.67%$10,367.00$135.44210.25%1.72%7.07%$10,707.04$181.24315.76%1.72%10.58%$11,058.23$187.18421.55%1.72%14.21%$11,420.94$193.32527.63%1.72%17.96%$11,795.55$199.66634.01%1.72%21.82%$12,182.44$206.21740.71%1.72%25.82%$12,582.02$212.97847.75%1.72%29.95%$12,994.71$219.96955.13%1.72%34.21%$13,420.94$227.171062.89%1.72%38.61%$13,861.15$234.63Total$1,997.78DWS Global Macro Fund — Class R6MaximumSales Charge:0.00%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%0.83%4.17%$10,417.00$84.73210.25%0.96%8.38%$10,837.85$102.02315.76%0.96%12.76%$11,275.70$106.15421.55%0.96%17.31%$11,731.23$110.43527.63%0.96%22.05%$12,205.18$114.89634.01%0.96%26.98%$12,698.26$119.54740.71%0.96%32.11%$13,211.27$124.37847.75%0.96%37.45%$13,745.01$129.39955.13%0.96%43.00%$14,300.31$134.621062.89%0.96%48.78%$14,878.04$140.06Total$1,166.20DWS Global Macro Fund — Institutional ClassMaximumSales Charge:0.00%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%0.83%4.17%$10,417.00$84.73210.25%0.94%8.40%$10,839.93$99.91315.76%0.94%12.80%$11,280.03$103.96421.55%0.94%17.38%$11,738.00$108.18527.63%0.94%22.15%$12,214.56$112.58634.01%0.94%27.10%$12,710.47$117.15740.71%0.94%32.27%$13,226.52$121.90847.75%0.94%37.64%$13,763.52$126.85955.13%0.94%43.22%$14,322.32$132.001062.89%0.94%49.04%$14,903.80$137.36Total$1,144.62DWS Global Macro Fund — Class SMaximumSales Charge:0.00%Initial HypotheticalInvestment:$10,000Assumed Rateof Return:5%YearCumulativeReturn BeforeFees &ExpensesAnnualFundExpenseRatiosCumulativeReturn AfterFees &ExpensesHypotheticalYear-EndBalance AfterFees &ExpensesAnnual Fees&Expenses15.00%0.83%4.17%$10,417.00$84.73210.25%1.06%8.27%$10,827.43$112.60315.76%1.06%12.54%$11,254.03$117.03421.55%1.06%16.97%$11,697.44$121.64527.63%1.06%21.58%$12,158.32$126.44634.01%1.06%26.37%$12,637.36$131.42740.71%1.06%31.35%$13,135.27$136.59847.75%1.06%36.53%$13,652.80$141.98955.13%1.06%41.91%$14,190.72$147.571062.89%1.06%47.50%$14,749.83$153.38Total$1,273.38Please Retain This Supplement for Future Reference
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2023
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	The Advisor has contractually agreed through February 28, 2023 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at ratios no higher than 1.06%, 1.06%, 1.81%, 1.31%, 0.81%, 0.81% and 0.81% for Class A, Class T, Class C, Class R, Class R6, Institutional Class and Class S, respectively. The agreement may only be terminated with the consent of the fund’s Board.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Class C shares generally convert automatically to Class A shares after 8 years. The information presented in the Example for Class C reflects the conversion of Class C shares to Class A shares after 8 years. See “Class C Shares” in the “Choosing a Share Class” section of the prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
DWS Global Macro Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 679
3 Years	rr_ExpenseExampleYear03	943
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,034
1 Year	rr_ExpenseExampleNoRedemptionYear01	679
3 Years	rr_ExpenseExampleNoRedemptionYear03	943
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,227
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,034
DWS Global Macro Fund | Class T
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.18%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.08%
1 Year	rr_ExpenseExampleYear01	$ 357
3 Years	rr_ExpenseExampleYear03	622
5 Years	rr_ExpenseExampleYear05	907
10 Years	rr_ExpenseExampleYear10	1,719
1 Year	rr_ExpenseExampleNoRedemptionYear01	357
3 Years	rr_ExpenseExampleNoRedemptionYear03	622
5 Years	rr_ExpenseExampleNoRedemptionYear05	907
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,719
DWS Global Macro Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.21%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.83%
1 Year	rr_ExpenseExampleYear01	$ 286
3 Years	rr_ExpenseExampleYear03	619
5 Years	rr_ExpenseExampleYear05	1,079
10 Years	rr_ExpenseExampleYear10	2,162
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	619
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,079
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,162
DWS Global Macro Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.60%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.72%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.39%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	$ 135
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	897
10 Years	rr_ExpenseExampleYear10	1,998
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	504
5 Years	rr_ExpenseExampleNoRedemptionYear05	897
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,998
DWS Global Macro Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	518
10 Years	rr_ExpenseExampleYear10	1,166
1 Year	rr_ExpenseExampleNoRedemptionYear01	85
3 Years	rr_ExpenseExampleNoRedemptionYear03	293
5 Years	rr_ExpenseExampleNoRedemptionYear05	518
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,166
DWS Global Macro Fund | INST Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	none
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,145
1 Year	rr_ExpenseExampleNoRedemptionYear01	85
3 Years	rr_ExpenseExampleNoRedemptionYear03	289
5 Years	rr_ExpenseExampleNoRedemptionYear05	509
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,145
DWS Global Macro Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases, as % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load), as % of redemption proceeds	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	rr_MaximumAccountFee	$ 20
Management fee	rr_ManagementFeesOverAssets	0.60%
Distribution/service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.44%
Acquired funds fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.23%
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	314
5 Years	rr_ExpenseExampleYear05	562
10 Years	rr_ExpenseExampleYear10	1,273
1 Year	rr_ExpenseExampleNoRedemptionYear01	85
3 Years	rr_ExpenseExampleNoRedemptionYear03	314
5 Years	rr_ExpenseExampleNoRedemptionYear05	562
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,273

[1]	Investments of $1,000,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of the original purchase date and 0.50% if redeemed within the following six months.